Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Summary of Direct and Indirect Guarantees

34.1Direct guarantees

				Assets Committed
Creditor of Guarantee	Debtor		Type of Guarantee			Carrying	Outstanding balance as of				Guarantees released
	Company	Relationship		Type	Currency	Amount	Currency	12-31-2017	12-31-2016	01-01-2015	2017	Assets	2018	Assets	2019	Assets
Mitsubishi Corporation	Enel Generación Costanera	Creditor	Pledge	Combined cycle plant	ThUS$	26,156	MUS$	53,161	51,005	49,643	-	-	-	-	-	-
Credit Suisse First Boston	Enel Generación Costanera	Creditor	Pledge	Combined cycle plant	ThUS$	-	MUS$	-	-	1,667	-	-	-	-	-	-
Citibank N.A.	Endesa Argentina	Creditor	Pledge	Cash deposit	ThUS$	-	MUS$	-	-	613	-	-	-	-	-	-
Deutsche Bank / Santander Benelux	Enel Américas	Creditor	Deposit accounts	Cash deposit	ThUS$	-	MUS$	-	-	56,824	-	-	-	-	-	-
Various Creditors	Enel Distribución Río S.A. (ex Ampla S.A.)	Creditor	Pledge on collection and others	Collection accounts	ThUS$	23,846	MUS$	105,335	203,739	138,525	-	-	-	-	-	-
Various Creditors	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Creditor	Pledge on collection and others	Collection accounts	ThUS$	20,611	MUS$	106,854	125,696	84,861	-	-	-	-	-	-
Banco Nacional de Desarrollo Económico y Social	Enel Cien	Creditor	Mortgage, pledge and others	Collection accounts	ThUS$	252	MUS$	4,074	5,733	5,555	-	-	-	-	-	-
Various Creditors	CELG Distribución S.A.	Creditor	Pledge on collection and others	Collection accounts	ThUS$	37,072	MUS$	154,954	-	-	-	-	-	-	-	-

As of December 31, 2017, 2016 and January 1, 2016, the carrying amount of property, plant and equipment pledged as security for liabilities is ThUS$26,156 , ThUS$10,736 and ThUS$19,577, respectively (see Note 17.e.ii). Enel Americas is joint and several co-signer of the local bonds of Enel Generación Chile, whose outstanding balance as of December 31, 2017 amounts to ThUS$324.822.376 (ThUS$528.381).

As of December 31, 2017, the Company had future energy purchase commitments amounting to ThUS$84,423,377 (ThUS$53,926,061  and ThUS$49,396,592 as of December 31, 2016 and January 1, 2016, respectively).

34.2Indirect guarantees

				Debtor			Oustanding balance as of
Type	Contract	Maturity	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2017	12-31-2016	01-01-2015

Secured	Bonds Serie H	October 2028	Bondholders of Endesa Chile's Bonds	Enel Generación Chile S.A.	Entities demerged from original debtor Endesa Chile (codebtor Endesa Américas and after merger Enel Américas) (1)	Codebtor	ThUS$	96,857	95,368	94,706
Secured	Bonds Serie M	December 2029	Bondholders of Endesa Chile's Bonds	Enel Generación Chile S.A.	Entities demerged from original debtor Endesa Chile (codebtor Endesa Américas and after merger Enel Américas) (1)	Codebtor	ThUS$	431,524	389,254	356,627
						Total		528,381	484,622	451,333

(1)

Upon the demerger of the original issuer, Endesa Chile (currently Enel Generación Chile S.A.), and in accordance with the bond indenture, all entities arising from the demerger (i.e., Endesa Américas) are liable for the debt, regardless that the payment obligation remains in Enel Generación Chile S.A. After the Merger, the Company became liable for the obligations of Endesa Américas.